Employee benefits - Components of net periodic benefit cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension Plans
Personnel costs:
Service cost	$ 0	$ 0	$ 0
Other operating expenses
Interest cost	23,389	28,439	25,493
Expected return on plan assets	(38,104)	(32,388)	(40,240)
Amortization of prior service cost (credit)	0	0	0
Amortization of net loss	20,880	23,508	20,260
Net periodic benefit (credit) cost	6,165	19,559	5,513
Termination benefit cost	0	0	0
Total net periodic pension cost	6,165	19,559	5,513
OPEB Plan
Personnel costs:
Service cost	713	759	1,028
Other operating expenses
Interest cost	4,913	5,955	5,562
Expected return on plan assets	0	0	0
Amortization of prior service cost (credit)	0	0	(3,470)
Amortization of net loss	567	0	1,282
Net periodic benefit (credit) cost	6,193	6,714	4,402
Termination benefit cost	0	0	1,790
Total net periodic pension cost	$ 6,193	$ 6,714	$ 6,192